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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06471

Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/16

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals

Quarterly Schedule of Portfolio Holdings

May 31, 2016

invesco.com/us	VK-CE-IGMUNI-QTR-1 05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–123.42%(a)

Alabama–2.86%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (b)	5.00%	11/15/2046	$4,875	$5,815,973
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2039	1,275	1,494,644
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2044	1,275	1,488,473
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	3,225	3,346,937
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2030	2,500	2,859,825
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (b)	5.00%	01/01/2042	4,995	5,844,799
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	2,525	2,533,913
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	2,700	3,518,316
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,395	3,945,398
				30,848,278

Alaska–0.51%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/2041	4,755	5,496,352

Arizona–2.60%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,567,357
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (b)(d)(e)	5.00%	07/01/2018	3,835	4,169,182
Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	2,560	2,783,078
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	750	842,400
Series 2010, RB	5.13%	05/15/2040	1,500	1,691,925
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (c)	5.25%	01/01/2032	1,775	1,817,689
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	970	936,913
Series 2009, Education RB	7.13%	01/01/2045	925	900,201
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	510	602,544
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,175	3,563,906
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/2037	3,315	3,427,014
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/2028	3,145	3,471,797
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	1,000	1,182,390
				27,956,396

California–12.59%

Alameda Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2036	2,000	2,392,360
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (c)	6.00%	09/01/2016	685	693,884
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (b)(d)(e)	5.00%	04/01/2018	6,000	6,471,420
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	1,250	937,525

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (b)	5.00%	12/01/2024	$1,175	$1,275,909
Series 2008 AE, Water System RB (b)	5.00%	12/01/2025	1,500	1,628,505
Series 2008 AE, Water System RB (b)	5.00%	12/01/2026	1,500	1,627,560
Series 2008 AE, Water System RB (b)	5.00%	12/01/2027	875	948,684
Series 2008 AE, Water System RB (b)	5.00%	12/01/2028	1,500	1,629,450
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	1,500	1,721,715
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,190,330
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/2023	2,310	2,364,655
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/2028	5,500	5,598,120
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2027	1,415	1,592,200
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2030	1,650	1,851,712
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2037	3,610	4,006,522
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	2,000	2,234,240
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	875	982,642
Series 2016 A, RB (f)	5.00%	12/01/2046	1,380	1,533,691
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,800	2,046,366
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,055	1,197,172
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,845	2,093,632
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,790	3,264,858
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	3,800	4,597,734
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,500	3,119,000
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,850	2,205,385
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	560	574,745
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/2036	5,580	6,410,806
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (c)	5.00%	09/01/2033	585	587,773
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (d)(h)	0.00%	01/01/2023	10,750	9,644,577
Series 2015, Ref. CAB Toll Road RB (INS-AGM) (c)(h)	0.00%	01/15/2034	4,225	2,233,208
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,695	4,733,593
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,680	5,717,261
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,400	1,667,624
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,935,350
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (b)	5.00%	05/15/2035	1,000	1,141,290
Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,271,000
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,800	2,025,396
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,313,150
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	105	110,997
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/2039	1,700	1,900,515
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	3,415	3,869,263
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/2036	6,210	7,237,258
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2025	1,165	1,358,961
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2026	2,335	2,719,341
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/2036	5,070	5,941,736

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	$710	$822,336
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,766,550
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (b)	5.25%	07/01/2029	1,440	1,712,261
Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	995	1,085,505
Series 2009 A, Electric System RB	5.13%	08/01/2021	2,255	2,514,731
				135,500,498

Colorado–2.31%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (b)	5.00%	03/01/2038	3,000	3,482,940
Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (b)	5.00%	03/01/2041	2,650	3,065,679
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (b)(d)(e)	5.00%	05/01/2018	7,300	7,887,577
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	670	670,141
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	505	505,030
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,700	1,973,224
Series 2010, Private Activity RB	6.50%	01/15/2030	2,100	2,484,426
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,750	2,065,892
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	855	868,159
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/2036	1,906	1,911,470
				24,914,538

Connecticut–0.52%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (c)(g)	6.60%	07/01/2024	3,580	3,593,246
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/2021	1,800	2,060,676
				5,653,922

District of Columbia–3.92%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2034	3,525	4,277,094
Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2035	7,050	8,536,845
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,245	2,259,503
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	3,650	4,286,268
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	1,100	1,296,240
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	6,000	6,384,780
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	1,150	1,261,562
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	2,350	2,577,974
Series 2013 A, Sub. Lien Public Utility RB (b)	5.00%	10/01/2044	3,080	3,661,011
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,975	7,664,479
				42,205,756

Florida–8.42%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/2017	685	706,365
Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,490

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	$1,000	$1,189,300
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/2038	2,380	2,779,507
Series 2015 A, Airport System RB (g)	5.00%	10/01/2045	2,250	2,596,050
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	3,410	3,561,540
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,340	1,582,285
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	1,335	1,337,430
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,450	1,739,695
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (c)	5.95%	07/01/2020	275	292,542
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2026	1,910	2,015,069
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2027	1,935	2,039,703
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2028	2,100	2,211,510
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2032	2,500	2,634,725
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	2,475	2,898,052
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB (i)	5.10%	05/01/2014	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (j)	6.75%	05/01/2039	2,145	432,604
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.38%	10/01/2033	1,450	1,573,627
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/2038	3,260	3,551,151
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/2041	10,600	10,721,900
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (c)(g)	4.50%	09/01/2034	3,130	3,145,900
JEA; Series 2012 Three B, Electric System RB (b)	5.00%	10/01/2039	4,600	5,304,766
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/2025	5,105	5,208,631
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,089,426
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	4,250	4,827,957
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	970	1,132,339
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2028	1,000	1,157,460
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,180	1,388,034
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (f)	7.00%	10/01/2025	965	978,105
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/2035	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	180	180,151
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	160	159,632
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,650	1,772,809
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/2023	4,000	4,592,880
Series 2011, Ref. RB (b)	5.00%	10/01/2031	3,860	4,511,066
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (c)(e)	5.35%	05/01/2018	4,675	5,035,629
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	348	3
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	450	459,018
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	600	623,172
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/2035	1,115	1,098,922
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (k)	5.38%	01/01/2049	1,875	1,087,463
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	694	7

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	$1,208	$845,588
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,146,100
				90,627,611

Georgia–2.65%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	565	643,010
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	305	347,111
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	310	352,076
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/2030	1,000	1,002,680
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,850	2,162,742
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	2,000	2,338,100
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,850	2,162,743
Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	12,580	14,957,746
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,500	2,890,500
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (c)	6.50%	01/01/2020	1,490	1,631,103
				28,487,811

Hawaii–0.94%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,480	1,680,052
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,380,800
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	3,075	3,464,572
Series 2015 A, Airport System RB (g)	5.00%	07/01/2045	2,255	2,593,791
				10,119,215

Idaho–0.53%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,129,360
Series 2008 A, RB	6.75%	11/01/2037	1,500	1,686,960
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	985	1,014,008
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	1,615	1,879,505
				5,709,833

Illinois–12.61%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,910	1,944,628
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/2040	1,100	1,218,217
Series 2013, Industrial Project RB	5.50%	11/01/2042	845	939,226
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/2032	2,770	3,243,975
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/2041	1,275	1,433,890
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/2033	5,700	6,015,552
Series 2015 C, RB (g)	5.00%	01/01/2046	865	978,946
Series 2015 D, RB	5.00%	01/01/2046	605	704,910
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/2036	5,760	6,366,470
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,835	4,311,767

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$695	$698,266
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	435	435,565
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	350	350,455
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,500	3,658,445
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,010	1,086,942
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	525	564,995
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,910	3,118,880
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,745	2,986,944
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	2,025	2,148,241
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (c)	5.00%	01/01/2032	1,200	1,326,516
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	895	1,010,204
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,475	3,515,101
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,145,770
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,649,693
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS-AGM) (c)	6.75%	04/15/2017	285	300,102
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,860	2,059,373
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (b)	5.38%	08/15/2024	3,500	3,901,450
Series 2009 A, RB (b)	5.75%	08/15/2030	2,000	2,308,120
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB (d)(e)	5.75%	11/15/2017	4,500	4,824,090
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,806,942
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	366	45,706
Series 2016 B, RB	5.63%	05/15/2020	2,074	2,083,188
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	1,900	2,194,462
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,014,090
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	2,885	3,327,328
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,460,358
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	4,500	4,745,160
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (d)	7.00%	02/15/2018	630	673,174
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/2038	2,455	2,748,397
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/2041	3,565	4,055,544
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,720	4,334,470
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/2050	3,375	3,623,164
Series 2015 A, RB	5.50%	06/15/2053	1,800	2,067,660
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (c)(h)	0.00%	12/15/2029	2,800	1,728,636
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2031	1,235	1,415,075
Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2032	1,125	1,284,750
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/2038	3,875	4,434,318
Series 2015 A, RB (b)	5.00%	01/01/2040	6,480	7,639,013
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,255	1,335,935
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2038	2,525	2,893,852
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,300	1,398,384
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,150	1,233,789
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,300	1,421,576
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/2041	1,800	2,047,104
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	5,475	6,421,901

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	$1,320	$1,345,410
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/2042	715	748,491
				135,774,610

Indiana–3.74%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)(d)(e)	5.00%	11/15/2016	5,600	5,711,496
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,505	4,123,072
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	2,200	2,546,698
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (g)	5.00%	09/01/2046	1,535	1,657,539
Series 2014, RB (g)	5.25%	09/01/2034	895	1,009,077
Series 2014, RB (g)	5.25%	09/01/2040	2,585	2,855,882
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.00%	07/01/2040	3,960	4,350,535
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2035	500	555,955
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2048	590	642,374
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,525	1,640,061
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,680	3,892,704
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2034	1,500	1,783,365
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,715	2,039,444
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (b)	5.00%	02/01/2030	3,300	3,856,380
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (c)(h)	0.00%	01/15/2019	1,280	1,232,768
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	1,500	1,848,030
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/2042	500	514,480
				40,259,860

Iowa–0.53%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	2,000	2,036,260
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	2,400	2,477,280
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,145	1,144,920
				5,658,460

Kansas–0.83%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/2038	3,800	4,366,770
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,400	1,669,598
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,470	2,901,509
				8,937,877

Kentucky–2.32%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/2028	2,300	2,457,320
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,365	1,551,063
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,445	1,634,671

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/2030	$1,000	$1,147,430
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,850	2,134,604
Series 2010 A, Hospital RB	6.50%	03/01/2045	3,400	3,934,990
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	2,190	2,434,382
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	2,465	2,740,069
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2024	280	310,397
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2025	315	348,932
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,164,690
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/2036	3,915	3,957,086
Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,205,410
				25,021,044

Louisiana–1.54%

Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (g)	8.00%	07/01/2039	2,085	1,208,779
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (c)	6.75%	06/01/2026	3,100	3,443,015
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,260	1,442,750
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/2022	1,000	1,095,830
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	3,750	3,845,250
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	885	1,002,440
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,680	1,931,143
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,415	1,614,770
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	885	1,004,935
				16,588,912

Maryland–1.05%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/2040	960	963,130
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB (d)(e)	5.50%	07/01/2017	1,915	2,015,404
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,861,655
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	2,935	3,530,130
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,565	1,714,645
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,110	1,208,890
				11,293,854

Massachusetts–2.75%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,455	1,652,182
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2032	6,000	6,779,220
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/2032	2,700	2,846,907
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/2038	7,000	7,404,950
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/2032	1,225	1,487,015
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/2035	5,740	5,971,781
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (b)	5.00%	08/01/2031	3,000	3,517,380
				29,659,435

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–1.53%

Grand Rapids (City of) Downtown Development Authority; Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (c)(h)	0.00%	06/01/2016	$2,765	$2,765,000
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,275	1,403,138
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2030	2,785	3,274,965
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	640	738,208
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2035	1,250	1,443,762
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	640	748,781
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,330	2,685,208
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	3,000	3,365,580
				16,424,642

Minnesota–0.69%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	2,750	3,117,730
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,850	2,108,593
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (d)(e)	5.25%	11/15/2016	2,200	2,247,322
				7,473,645

Missouri–1.34%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/2038	1,700	1,718,938
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	2,500	2,548,100
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,649,942
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	430	443,498
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/2035	1,200	1,296,264
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	890	894,067
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,250	1,284,050
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	975	1,057,417
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	2,335	2,532,377
				14,424,653

Nebraska–0.84%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	1,500	1,693,455
Series 2012, Gas RB	5.00%	09/01/2042	2,750	3,064,518
Series 2012, Gas RB	5.25%	09/01/2037	1,500	1,701,945
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,691,100
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	755	898,563
				9,049,581

Nevada–1.10%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	4,300	4,660,469
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	3,300	3,576,639
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/2017	3,460	3,617,326
				11,854,434

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–4.45%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	$2,475	$2,778,559
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.13%	01/01/2034	1,250	1,447,300
Series 2013, Private Activity RB (g)	5.38%	01/01/2043	1,000	1,156,320
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (c)	5.90%	03/15/2021	20,690	22,507,823
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2017	2,095	2,195,120
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,545	1,721,254
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	900	1,046,070
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,735	5,793,382
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,070	1,038,745
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,120	4,161,983
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	4,130	4,021,918
				47,868,474

New Mexico–0.54%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,125	3,555,781
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/2032	2,050	2,291,900
				5,847,681

New York–13.27%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/2040	2,070	2,382,528
Series 2009, RB	6.38%	07/15/2043	860	992,277
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,100	3,099,845
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	4,000	4,589,960
Series 2010 D, RB	5.25%	11/15/2026	7,500	8,840,325
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (c)(g)	5.75%	12/01/2022	3,000	3,066,150
Series 1997 6, Special Obligation RB (INS-NATL) (c)(g)	5.75%	12/01/2025	3,000	3,077,430
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	3,000	3,530,940
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (b)(d)(e)	5.00%	06/15/2018	8,450	9,176,785
Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/2045	9,285	10,804,583
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (d)	5.40%	01/01/2018	4,300	4,501,326
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/2039	5,300	5,850,352
Series 2013, Sub. Future Tax Sec. RB (b)	5.00%	11/01/2038	10,155	12,129,132
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	7,000	8,275,680
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/2026	7,225	7,696,070
Subseries 2011 D-3-B, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada) (l)(m)	0.35%	10/01/2039	4,100	4,100,000
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/2030	3,390	3,936,909
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,900	3,419,419
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (c)	5.00%	10/01/2024	3,000	3,346,320
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (b)	5.00%	03/15/2040	5,655	6,733,522
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2026	2,800	3,105,116
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2027	3,100	3,435,978

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/2029	$5,670	$6,596,818
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,770	2,125,469
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (b)	5.00%	12/15/2031	2,910	3,584,451
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (g)	5.35%	11/01/2037	2,400	2,461,272
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,450	6,141,550
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (g)	5.00%	07/01/2041	2,590	2,929,523
Series 2016 A, Special Facilities RB (g)	5.00%	07/01/2046	2,590	2,917,713
				142,847,443

North Carolina–1.73%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,510	8,946,888
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	1,255	1,374,777
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	6,510	7,197,912
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	1,050	1,077,836
				18,597,413

North Dakota–0.10%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,081,940

Ohio–6.37%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	4,167,926
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,281,535
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	8,090	7,922,780
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,150	1,256,191
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	450	457,641
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2036	3,685	4,188,297
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,200	1,424,232
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/2024	4,800	5,119,296
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,500	4,798,935
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,525	4,826,003
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/2037	3,500	4,359,355
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (b)(d)(e)	5.00%	04/28/2018	1,625	1,754,285
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (b)	5.00%	01/01/2027	4,000	4,413,480
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (c)(g)	5.00%	12/31/2039	825	944,732
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(g)	4.80%	09/01/2036	8,000	8,035,840
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	4,300	4,551,034
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,390	2,694,725
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/2016	3,610	3,610,000
Series 2010 C, Ref. PCR (e)	4.00%	06/03/2019	2,650	2,733,316
				68,539,603

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–1.65%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB (d)(e)	5.50%	03/01/2021	$1,500	$1,796,040
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,632,889
Series 2010 D, RB	5.00%	01/01/2040	1,500	1,687,500
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,900	3,294,690
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (c)	5.00%	06/01/2039	1,825	2,008,558
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	3,450	4,029,048
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	2,100	2,504,838
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/2039	1,000	805,210
				17,758,773

South Carolina–1.28%

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (c)	5.50%	02/01/2038	1,000	1,104,450
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,881,840
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	535	553,705
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/2047	219	23,632
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/2036	1,400	1,402,940
South Carolina (State of) Ports Authority; Series 2015, RB (g)	5.25%	07/01/2050	1,905	2,189,626
Series 2015, RB (g)	5.25%	07/01/2055	1,380	1,580,003
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/2033	4,500	5,100,525
				13,836,721

South Dakota–0.34%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,660	1,911,291
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,712,121
				3,623,412

Tennessee–0.79%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/2036	3,620	3,632,598
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (b)(d)(e)	5.25%	03/01/2018	4,550	4,893,798
				8,526,396

Texas–15.40%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,750	2,066,453
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2018	1,875	2,025,113
Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2019	2,200	2,441,164
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	3,525	4,034,539
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/2030	1,700	1,987,062
Series 2014 A, Ref. RB (g)	5.25%	11/01/2026	1,000	1,209,150
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/2037	7,960	8,607,705
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)	5.00%	08/15/2032	1,000	1,119,190
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	1,200	1,387,788
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,550	1,705,140

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/2036	$12,800	$13,598,080
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2031	1,215	1,427,212
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2033	3,120	3,656,047
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (b)(d)(e)	5.00%	02/01/2017	5,025	5,173,388
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,360	1,433,263
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,358,867
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	6,049
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,804,785
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB (d)(e)	5.50%	02/15/2017	1,650	1,706,942
Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,655,610
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	875	941,071
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	125	132,570
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	875	946,225
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,245	1,346,343
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	133,890
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	175	187,731
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	4,300	4,633,121
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/2036	4,365	5,213,163
Series 2015 B, Ref. RB (b)	5.00%	01/01/2040	10,095	11,697,682
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,695	3,178,752
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/2035	1,250	1,429,188
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/2037	5,000	5,852,250
Series 2012, Ref. & Improvement RB	5.00%	03/01/2042	6,050	7,045,346
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,030,460
Series 2007, Retirement Facility RB	5.75%	11/15/2037	825	843,736
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	3,075	3,277,366
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,925	4,094,952
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	650	664,001
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (c)	6.25%	07/01/2028	4,900	5,495,497
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2036	3,555	1,615,570
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2037	4,635	2,007,140
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)(d)(e)	5.00%	04/01/2018	8,700	9,364,419
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	3,780	4,343,371
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/2028	4,000	4,471,080
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,970	7,508,648
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,721,985
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,410	1,612,265
Series 2012, Gas Supply RB	5.00%	12/15/2029	1,325	1,506,538
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,860	5,466,965
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,000	2,357,140
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,500	1,894,950

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	$3,285	$3,393,963
				165,810,925

Utah–1.67%

University of Utah; Series 2013 A, RB (b)	5.00%	08/01/2043	14,235	16,874,311
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	1,100	1,128,787
				18,003,098

Virgin Islands–0.29%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	2,775	3,096,817

Virginia–0.90%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/2042	3,650	4,197,646
Series 2012, Sr. Lien RB (g)	6.00%	01/01/2037	1,000	1,190,140
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	3,605	3,965,248
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	318	325,085
				9,678,119

Washington–3.08%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2025	1,080	1,277,608
Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2026	1,175	1,383,410
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,950	2,016,826
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2032	2,000	2,325,180
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2041	13,370	15,397,962
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/2041	3,495	3,853,971
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,525	1,891,991
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	2,325	2,415,884
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,644,830
				33,207,662

West Virginia–0.80%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/2022	250	255,720
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,290	1,341,084
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	1,500	1,588,080
Series 2008, RB	6.25%	10/01/2023	1,695	1,793,191
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,630	1,849,268
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,535	1,741,488
				8,568,831

Wisconsin–1.66%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/2020	2,000	2,376,940
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/2021	700	735,763
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/2037	625	658,644

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (e)	5.13%	08/15/2016	$1,400	$1,412,992
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,825	2,103,622
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (b)(g)	5.30%	09/01/2023	839	867,467
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	6,060	7,022,146
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	967,844
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,545	1,738,975
				17,884,393

Wyoming–0.38%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/2035	2,000	2,007,500
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,850	2,083,525
				4,091,025
TOTAL INVESTMENTS(n)–123.42% (Cost $1,211,709,647)				1,328,809,943
FLOATING RATE NOTE OBLIGATIONS–(23.85)%
Notes with interest and fee rates ranging from 0.92% to 1.37% at 05/31/2016, and contractual maturities of collateral ranging from 06/01/2022 to 10/01/2052 (See Note 1D)(o)				(256,765,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(25.38)%				(273,300,000)
OTHER ASSETS LESS LIABILITIES–25.81%				277,913,860
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				1,076,658,803

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

Conv.	—Convertible

COP	—Certificates of Participation

CR	—Custodial Receipts

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

Jr.	—Junior

LOC	—Letter of Credit

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

RAC	—Revenue Anticipation Certificates

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

TEMPS	—Tax-Exempt Mandatory Paydown Securities

VRD	—Variable Rate Demand

Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $25,980,026, which represented 2.41% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2016 was $11, which represented less than 1% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(m)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2016. At May 31, 2016, the Trust’s investments with a value of $454,327,509 are held by TOB Trusts and serve as collateral for the $256,765,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2016 was $46,417,318 and $40,944,256, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$120,083,650
Aggregate unrealized (depreciation) of investment securities	(4,081,334)
Net unrealized appreciation of investment securities	$116,002,316
Cost of investments for tax purposes is $1,212,807,627.

Invesco Trust for Investment Grade Municipals

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Trust for Investment Grade Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.